UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-06017
Investment Company Act File Number

Julius Baer Global Equity Fund Inc.
(Exact Name of Registrant as Specified in Charter)

330 Madison Avenue, New York, NY 10017
(Address of Principal Executive Offices)

Tony Williams
330 Madison Avenue, New York, NY 10017
(Name and Address of Agent for Services)

(212) 297-3600
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31
Date of Reporting Period

Item 1. Schedule of Investments

Julius Baer Global Equity Fund Inc. (Formerly The European Warrant Fund, Inc.)

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

(Percentage of Net Assets)

		Market
	Share	Value
Description	Amount	(Note 1)
COMMON STOCKS—91.9%
United States—32.5%
3COM Corp *	$7,427	$27,257
Aetna Inc	872	110,788
Affiliated Computer Services *	2,219	120,248
Alcoa Inc	1,949	57,515
Allstate Corp	2,460	124,082
Altria Group	3,850	245,746
American Express	1,666	88,881
AmerisourceBergen	890	51,869
Amgen *	1,980	123,235
Anadarko Petroleum	970	64,224
Analog Devices	1,292	46,370
Applied Materials *	7,350	116,865
Automatic Data Processing	2,685	116,744
Bank of America	2,260	104,796
Bank of New York	6,505	193,264
Becton Dickinson	2,810	159,187
Boeing Co	920	46,552
Bristol-Myers Squibb	4,603	107,894
Cardinal Health	1,510	85,043
Chevron Texaco	2,309	125,610
Citigroup Inc	4,337	212,730
Costco Wholesale	2,874	135,854
Devon Energy	1,940	78,900
Du Pont (E.I.) De Nemours	1,200	57,072
Eastman Kodak	2,940	97,285
EMC Corp *	9,933	130,122
Express Scripts *	782	58,017
Exxon Mobil	3,300	170,280
General Electric	2,930	105,861
Grant Prideco *	3,500	68,600
Home Depot	4,300	177,418
IBM Corp	1,010	94,354
Intel Corp	5,290	118,761
Johnson & Johnson	4,255	275,299
JP Morgan Chase	2,581	96,349
Kellogg Co	2,140	95,530
L-3 Communications	3,050	217,801
Leucadia National	3,228	116,886
Lucent Technologies *	20,220	65,917
Macquarie Infrastructure *	20,620	604,991
McDonald’s Corp	2,126	68,861
Merck & Co	4,390	123,140
Merrill Lynch	1,706	102,479
Microsoft Corp	17,704	465,261
Morgan Stanley	2,607	145,888
News Corp	3,733	65,452
Noble Corp *	2,538	135,402
Northrop Grumman	950	49,286
Parker Hannifin	2,056	133,969
Pepsico Inc	3,114	167,222
Pfizer Inc	5,320	128,531

Procter & Gamble	$2,320	$123,494
Prudential Financial	4,444	239,576
SBC Communications	4,350	103,356
Schering-Plough Corp	4,380	81,293
Sprint Corp	3,180	75,779
Target Corp	1,912	97,072
Tyco International	4,200	151,788
United Parcel Service - Class B	1,342	100,221
United Technologies	989	99,573
Verizon Communications	2,060	73,315
Viacom Inc - Class B	4,372	163,250
W.W. Grainger	2,020	123,644
Wachovia Corp	1,950	106,958
Weyerhaeuser Co	1,372	85,613
Williams Cos	5,566	93,564
Wyeth	2,957	117,186
Xerox Corp *	7,805	123,943
		8,639,313

United Kingdom—6.9%
Associated British Ports	4,458	39,059
Barclays Plc	8,036	88,285
BP Plc	29,566	293,592
BP Plc ADR	1,870	111,489
British Airport Authority	4,458	52,488
British Sky Broadcasting	4,515	48,149
Compass Group	6,754	30,733
Diageo Plc	10,226	139,591
GlaxoSmithkline Plc	6,747	150,042
Hilton Group	10,407	57,963
Imperial Tobacco	811	21,300
National Grid Transco	2,407	23,484
Pearson Plc	2,332	27,110
Peninsular and Oriental Steam Navigation	17,114	99,281
Reed Elsevier	2,951	26,827
Royal Bank of Scotland	4,905	162,729
Shell Transport & Trading	7,901	69,114
Smith & Nephew	6,203	60,776
Tesco Plc	11,044	64,130
Vodafone Group	86,579	224,477
WPP Group	4,884	53,253
		1,843,872

Japan—6.1%
Aeon Credit Service	400	28,114
Bank of Yokohama	5,000	31,599
Canon Inc	1,100	57,264
Credit Saison	2,600	88,198
Denso Corp	1,600	41,500
Fuji Photo Film	1,100	39,553
Fuji Television Network	27	59,229
Hitachi Ltd	12,000	80,268
Honda Motor	1,956	102,792
Japan Tobacco	4	42,551
Kao Corp	4,000	93,264
Matsushita Electric Industrial	5,000	74,613
Mitsubishi Tokyo Financial	14	133,100

Mizuho Financial	$17	$82,219
Nikko Securities	4,053	19,180
Nissan Motor	3,359	35,742
Nomura Holdings	5,716	75,754
Sanyo Electric	10,273	33,549
Seiyu Ltd *	10,000	22,955
Sharp Corp	2,763	42,421
Shiseido Co	3,000	41,842
Sony Corp	2,248	83,394
Sumitomo Mitsui Financial	9	63,266
Takeda Chemical Industries	500	23,778
Takefuji Corp	310	21,773
Tokyo Broadcasting System	2,300	38,377
Toyota Motor	3,700	144,818
Uni-Charm Corp	500	22,570
		1,623,683

France—5.6%
Alcatel Alsthom *	3,763	54,016
Alstom *	17,607	16,300
Altran Technologies *	1,200	13,155
Atos Origin *	370	23,754
Autoroutes du Sud de la France	1,043	56,766
BNP Paribas	1,789	129,207
Carrefour SA	791	40,739
France Telecom	1,048	32,921
JC Decaux *	942	25,152
Lafarge SA	516	53,205
LVMH SA	1,625	112,670
Pernod-Ricard	183	25,906
Pinault-Printemps-Redoute	374	39,417
Publicis Groupe	719	22,657
Renault SA	260	21,269
Sanofi-Synthelabo SA	1,656	123,448
Societe Des Autoroutes Paris *	231	13,914
Societe Television Francaise 1	1,463	47,632
Suez SA	1,291	34,760
Thales SA	1,002	45,723
Total Fina - Class B	1,328	285,260
Unibail	166	19,763
Veolia Environnement	2,631	94,182
Vinci SA	608	87,211
Vivendi Universal *	1,801	56,864
		1,475,891

Turkey—5.1%
Akbank TAS	40,429	252,776
Alarko Gayrimenkul Yatirum Ortakligi *	124	3,157
Dogan Sirketler Grubu *	55,341	149,178
Haci Omer Sabanci	49,289	208,523
Is Gayrimenkul Yatirim Ortak *	17,403	28,538
Koc Holding	18,913	122,499
Turk Dis Ticaret Bankasi	6,759	17,511
Turkcell Iletisim Hizmetleri	4,222	30,981
Turkiye Garanti Bankasi *	81,262	325,535
Turkiye Is Bankasi	31,827	187,077
Yapi ve Kredi Bankasi *	8,092	32,719
		1,358,494

Germany—4.2%
Adidas-Salomon	$516	$77,342
Allianz AG	333	39,524
BASF AG	670	45,786
Bayerische Hypo Vereinsbank *	1,118	24,602
Bilfinger and Berger Bau	718	32,562
Deutsche Bank	727	61,893
Deutsche Telekom *	3,624	78,369
E.ON AG	1,685	151,021
Fraport AG	4,348	167,770
Man AG	2,101	86,858
Metro AG	2,422	126,625
Muenchener Rueckversicherungs-Gesellschaft	279	31,929
RWE AG	1,187	68,462
Schering AG	365	24,706
Siemens AG	1,046	83,025
Volkswagen AG	555	26,671
		1,127,145

Poland—3.1%
Agora SA *	421	7,685
Bank PEKAO	7,594	325,816
Bank Prezemyslowo-Handlowy	361	56,968
Budimex *	2,533	39,858
CCC SA *	2,837	8,385
Pko Bank Polski *	28,923	246,282
Telekomunikacja Polska	11,720	73,476
ZM Duda *	1,446	65,011
		823,481

Sweden—2.8%
Autoliv Inc	889	41,636
Electrolux AB - Class B	600	12,781
ForeningsSparbanken AB	2,100	49,013
Modern Times Group - Class B *	1,700	45,287
Nordea AB	17,500	162,262
Skandia Forsakrings	7,500	38,903
Skandinaviska Enskilda Banken	7,200	128,179
Skanska AB - Class B	16,100	186,784
Svenska Handelsbanken - Class A	2,695	63,795
Telia AB	4,500	25,538
		754,178

Russia—2.8%
Avtovaz Sponsored GDR	400	11,000
JSC MMC Norilsk Nickel ADR	2,100	118,650
LUKOIL ADR	2,100	260,400
OAO Gazprom ADR	1,900	66,519
Sberbank RF	413	212,282
Uralsvyazinform ADR	5,300	39,644
VolgaTelecom ADR	6,400	43,776
		752,271

Switzerland—2.6%
Adecco SA	$476	$24,820
Credit Suisse	2,070	83,520
Holcim Ltd	417	26,052
Nestle SA - Registered	492	128,997
Novartis AG - Registered	2,694	129,038
Roche Holding	1,372	146,252
SGS SA	40	28,304
The Swatch Group - Class B	890	124,244
		691,227

Italy—2.5%
Assicurazioni Generali	1,684	55,770
Autostrada Torino-Milano	1,011	27,047
Banca Intesa	30,062	132,445
Banca Nazionale del Lavoro *	5,975	16,077
Beni Stabili	22,952	23,793
Buzzi Unicem	1,692	27,592
Capitalia SpA	6,048	27,227
Enel SpA	5,221	49,076
Eni SpA	4,235	103,242
Mediobanca SpA	2,748	46,768
Saipem SpA	4,031	51,070
Telecom Italia	18,338	72,658
UniCredito Italiano	5,729	31,546
		664,311

Hungary—2.0%
Matav Rt	12,909	59,988
OTP Bank	14,877	481,258
		541,246

Austria—1.9%
Bank Austria Creditanstalt	1,730	150,339
Erste Bank der Oesterreichischen Sparkassen	3,108	153,637
Flughafen Wien	271	19,510
OMV AG	266	82,911
Telekom Austria	2,736	51,444
Wienerberger AG	1,138	52,495
		510,336

Czech Republic—1.4%
CEZ	3,095	47,181
Komercni Banka	2,121	320,012
		367,193

Belgium—1.3%
Almancora	296	25,522
Almanij NV	1,015	105,144
Belgacom SA *	551	22,768
Fortis	3,158	85,287
InBev	592	21,961
KBC Bank	1,158	89,478
		350,160

Australia—1.2%
Amcor Ltd	4,723	25,997
BHP Billiton	7,410	93,429
Macquarie Airports	11,623	31,182
Macquarie Infrastructure	8,088	23,863
Newcrest Mining	8,924	117,941
Patrick Corp	6,701	32,014
		324,426

Canada—1.1%
Bema Gold *	$7,641	$21,554
Centerra Gold *	242	4,008
Eldorado Gold *	3,929	10,577
Encana Corp	2,372	140,246
Ivanhoe Mines *	744	4,899
Petro-Canada	486	25,065
Talisman Energy	846	25,228
Telesystem International Wireless *	4,282	60,419
		291,996

Norway—1.0%
Norsk Hydro	1,800	137,609
Statoil ASA	4,800	73,630
Telenor ASA	4,400	40,535
Tomra Systems	4,800	25,159
		276,933

Netherlands—1.0%
ABN Amro Holding	2,878	77,884
Efes Breweries International GDR * †	200	6,426
Heineken NV	1,670	57,190
Hypo Real Estate Holding *	1,756	69,575
Royal Numico *	697	26,705
Unilever NV	439	28,613
		266,393

Spain—0.9%
Altadis SA	669	29,212
Cintra Concesiones De Infrae *	3,406	40,397
Endesa SA	1,907	43,444
Fadesa SA *	1,733	39,232
Gas Natural	443	12,815
Grupo Ferrovial	713	42,670
Promotora de Informaciones	1,316	25,636
		233,406

Finland—0.8%
Fortum Oyj	2,000	35,733
KCI Konecranes	600	26,897
Nokia Oyj	5,350	81,809
Nokia Oyj ADR	1,000	15,280
Stockman Oyj - Class B	900	27,552
UPM-Kymmene	1,400	29,625
		216,896

Mexico—0.8%
Consorcio Ara *	4,000	14,549
Fomento Economico Mexicano	4,100	21,968
Grupo Aeroportuario del Sureste ADR	550	14,636
Grupo Financiero Banorte	25,421	163,173
		214,326

Denmark—0.7%
Bryggerigruppen AS	350	27,406
Danske Bank	2,614	76,368
Kobenhavns Lufthavne	310	67,760
		171,534

South Korea—0.5%
Samsung Electronics	276	133,373

Indonesia—0.4%
PT Bank Mandiri Persero	313,000	65,974
Telekomunikasi Indonesia	96,000	50,535
		116,509

Croatia—0.4%
Atlantska Plovidba *	$102	$15,725
Dom Holding *	528	15,457
Ericsson Nikola Tesla *	84	33,466
Institut Gradevinarstva *	18	8,418
Podravka Prehrambena Industija *	492	27,699
Proficio Dd *	347	5,169
Validus Dd *	205	2,841
Viadukt Dd *	32	1,832
		110,607

China—0.4%
Beijing Capital International Airport Company - Class H	34,000	14,494
Datang International Power Generation	37,804	26,929
Weiqiao Textile	27,500	41,822
Wumart Stores - Class H *	16,000	25,436
		108,681

South Africa—0.4%
Nedcor ADR	3,900	96,623

Brazil—0.4%
Aracruz Celulose ADR	400	13,980
Cia Vale Do Rio Doce ADR	1,754	53,058
Petroleo Brasileiro ADR	760	27,246
		94,284

Portugal—0.4%
Banco Comercial Portugues	14,858	41,060
Brisa-Auto Estradas de Portugal	2,805	26,253
Media Capital SGPS *	3,676	25,971
		93,284

Hong Kong—0.3%
China Merchants Holdings International	18,000	35,424
Clear Media *	16,000	15,904
Texwinca Holdings	20,000	17,708
		69,036

New Zealand—0.1%
Auckland International Airport	5,149	28,929

Ireland—0.1%
Dragon Oil *	18,155	28,250

Malaysia—0.1%
IOI Corp	8,800	21,539

Greece—0.1%
National Bank of Greece	466	15,724

Papua New Guinea—0.0%
Lihir Gold *	12,669	10,286

TOTAL COMMON STOCKS (Cost $21,633,377)		24,445,836

		Market
	Share	Value
Description	Amount	(Note 1)
PREFERRED STOCKS—0.3%
Germany—0.2%
ProsiebenSat.1 Media	$3,042	$55,884

Croatia—0.1%
Adris Grupa	32	27,438

TOTAL PREFERRED STOCKS (Cost $79,731)		83,322

INVESTMENT FUNDS—4.2%
United States—4.2%
Financial Select Sector SPDR Fund	8,730	260,765
SPDR Trust Series 1	5,829	688,755
Streettracks Gold Trust *	3,760	158,747

TOTAL INVESTMENT FUNDS (Cost $1,078,444)		1,108,267

			Market
		Face	Value
Description	Currency	Value	(Note 1)
STRUCTURED NOTES—0.2%
India—0.2%
CLSA Bharti Televentures, due 01/25/2010 (Cost $52,061) * †	USD	11,296	$59,516

TOTAL INVESTMENTS — 96.6% (Cost $22,843,613)			25,696,941
Other Assets and Liabilities (net) — 3.4%			909,488
TOTAL NET ASSETS — 100.0%			$26,606,429

Notes to the Portfolio of Investments:

ADR		American Depositary Receipt
GDR		Global Depositary Receipt
	*	Non-income producing security.
†

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $22,898,219.

Glossary of Currencies

USD	— United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration	Local		Value in	In Exchange	Net Unrealized
Date	Currency		USD	for USD	Appreciation
2/01/05	AUD	48,307	37,435	37,385	$50
2/02/05	AUD	72,564	56,234	56,234	0
2/02/05	DKK	44,524	7,800	7,799	1
3/02/05	JPY	19,728,000	191,071	189,601	1,470

Net unrealized appreciation on forward foreign exchange contracts to buy					$1,521

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
4/11/05	CHF	769,100	649,506	651,503	$1,997
2/28/05	CZK	2,995,600	129,865	129,506	(359)
2/01/05	EUR	28,823	37,572	37,385	(187)
2/02/05	EUR	43,196	56,308	56,234	(74)
2/02/05	EUR	5,985	7,801	7,799	(2)
4/11/05	EUR	1,491,600	1,946,348	1,947,657	1,309

Net unrealized appreciation on forward foreign exchange contracts to sell					$2,684

Glossary of Currencies

AUD	— Australian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
JPY	— Japanese Yen

1

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2005

(Percentage of Net Assets)

At January 31, 2005, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	33.2%	$8,845,390
Consumer Discretionary	11.5	3,049,802
Industrials	11.0	2,917,848
Energy	8.4	2,238,825
Consumer Staples	6.8	1,813,882
Information Technology	6.7	1,794,805
Healthcare	6.4	1,693,435
Telecommunications	5.5	1,463,382
Materials	3.8	1,009,521
Utilities	3.3	870,051
Total Investments	96.6	25,696,941
Other Assets and Liabilities (Net)	3.4	909,488
Net Assets	100.0%	$26,606,429

JULIUS BAER GLOBAL EQUITY FUND INC. (formerly The European Warrant Fund, Inc.)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1.  Significant Accounting Policies

Portfolio valuation:  The Fund’s investments are valued at market value.  A security which is traded primarily on a United States or foreign stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the most recent quoted bid and asked prices.  Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time that a value was so established is likely to have changed such value including substantial changes in the values in U.S. markets subsequent to the close of a foreign market, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust’s Board of Trustees or its delegates.  Debt securities (other than government securities and short-term obligations) are valued by independent pricing services approved by the Trust’s Board of Trustees except for securities with remaining maturities of sixty days or less.  Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Fund’s Board of Trustees.  Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions.  Under the terms of a typical repurchase agreement, the Fund takes possession of underlying debt securities subject to an obligation of the seller to repurchase, and the Fund to resell such securities at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period.  This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period.  The value of the collateral subject to the repurchase agreement at all times will be equal to at least 100% of the total amount of the repurchase obligation, including interest.  In the event of counterparty default, the Fund has the right to use such collateral to offset losses incurred.  There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying collateral during the period while the Fund seeks to assert its rights.  The Fund’s investment adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Foreign currency: The books and records of the Fund are maintained in United States (U.S.) dollars.  Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at exchange rates prevailing at the end of the period; purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions.  Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the unrealized appreciation/(depreciation) of investments.  Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received.  The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

Forward foreign currency contracts: Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date.  The change in market value is recorded by the Fund as an unrealized gain or loss.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, the Fund uses forward foreign currency contracts to hedge the Fund’s portfolio holdings against currency risks.  The Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the advisor.  With respect to the Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, the Fund will either deposit with its custodian in a segregated account cash or other liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire, respectively, the currency subject to the forward foreign currency contract.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future.  Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase.  In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Options: Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date.  When a purchased option expires, the Fund will realize a loss equal to the premium paid.  When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option.  When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

When the Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market at each valuation date.  When a written option expires, the Fund realizes a gain equal to the amount of the premium originally received.  When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received.  When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise.

Unlike options on specific securities, all settlements of options on stock indices are in cash and gains or losses depend on general movements in the stocks included in the index rather than price movements in a particular stock.  There is no physical delivery of securities.  Further, when the Fund writes an uncovered call option, the Fund must set aside collateral sufficient to cover the cost of purchasing the underlying security in the event that the counterparty to the transaction exercises the contract.

The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised.  The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying  security decreases and the option is exercised.  There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.  In addition, the Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.

Over-the-counter options: The Fund may invest in options on securities which are traded in the over-the-counter market.  The applicable accounting principles used are the same as those for options discussed above.

2.  Net Unrealized Tax Basis Appreciation/Depreciation

At January 31, 2005, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)

Global Equity Fund	$22,898,219	3,012,352	(213,630)	2,798,722

3.  Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                  Separate certifications for the Registrant’s of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Julius Baer Global Equity Fund Inc.

By:	/s/ Tony Williams
Tony Williams
President

Date:	3/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Craig Giunta
Craig Giunta
Treasurer, Secretary and Chief Financial Officer

Date:	3/24/05

By:	/s/ Tony Williams
Tony Williams
President

Date:	3/24/05